COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6 – COMMITMENTS AND CONTINGENCIES

Litigation

On July 31, 2012, the Company filed suit against Groupon, Inc. in the Eastern District of Texas in Civil Action No. 6:12-cv-00486. The Company filed additional suits against IZEA, Inc. on October 17, 2012, Yelp, Inc. on October 17, 2012, and Foursquare Labs, Inc. on October 31, 2012 in Civil Action Nos. 6:12-cv-786, 6:12-cv-788, 6:12-cv-837, respectively. Each of these cases alleges that the defendants infringe U.S. Patent Nos. 7,664,516 entitled “Method and System for Peer-to-Peer Advertising Between Mobile Communication Devices” and 8,155,679 entitled “System and Method for Peer-to-Peer Advertising Between Mobile Communication Devices.” The Company subsequently added U.S. Patent Nos. 8,438,055, 8,452,646, and 8,457,670 to the cases, alleging each defendant infringed the newly added patents. Each of the defendants have answered, denying infringement and claiming that the asserted patents are invalid. Groupon, Yelp, and Foursquare filed counterclaims for declaratory judgment that the asserted patents are invalid and not infringed. Yelp filed an additional counterclaim for declaratory judgment that the asserted patens are unenforceable. The Court subsequently consolidated the actions for at least pre-trial purposes. Groupon filed a motion to transfer the case against it to the U.S. District Court for the Northern District of Illinois, which the Court denied on September 27, 2013. On February 3, 2014, Groupon filed a petition to the U.S. Court of Appeals for the Federal Circuit for mandamus on the district court's denial of its motion to transfer. On April 23, 2014, the petition was denied by the Federal Circuit.

Between July 19, 2013 and October 3, 2013, Groupon filed petitions with the Patent Trial & Appeals Board (“PTAB”) requesting institution of Covered Business Method Review (“CBMR”) of all asserted claims. On December 19, 2013 and January 17, 2014, the PTAB issued decisions instituting review on all but four of the asserted claims. On January 14, 2014, the Company and all defendants filed a joint motion to stay the district court litigation. The Court granted the motion and stayed the case on January 16, 2014 pending a decision by the PTAB. Trial on the CBMR at the PTAB occurred during September 2014.

On December 17, 2014, the PTAB issued final decisions in CBMR proceedings CBM2013-00035, CBM2013-00033, CBM2013-00034, CBM2013-00046 and CBM2013-00044. In each case, certain claims of each patent were held to be invalid for various reasons. With respect to the ‘516, ‘679, ‘055 and ‘646 patents, many of the claims survived and the patents remain enforceable. All of the claims of the ‘670 patent were held invalid. The Company has appealed each of the final decisions to the United States Federal Circuit Court of Appeals. A decision on those appeals is expected sometime in early 2016.

On April 2, 2015, the District Court lifted the stay and required the parties to file a joint docket control order. On April 6, 2015, the Court set a Markman Hearing for June 29, 2015, and jury selection for December 14, 2015. On April 15, 2015, the parties filed their joint docket control order. The Court entered its docket control order on April 23, 2015. Due to an apparent scheduling conflict, the Court rescheduled the Markman Hearing to July 8, 2015.

On April 22, 2015, the Company filed its third amended complaint against all defendants. The defendants timely answered on May 11, 2015. Each of the defendants answers included a counterclaim for invalidity of the patents. The Company responded to these invalidity contentions on June 1, 2015.

On May 13, 2015, the Company filed a motion for entry of an order focusing patent claims and prior art. That motion requested that the Court narrow the number of claims at issue and the number of prior art references that defendants could use in an attempt to invalidate the Company’s patents. On May 27, 2015, the Court held a hearing on the motion and ordered defendants to reduce the number of references in support of any invalidity contention against the patents.

On July 13, 2015 the Court entered an order severing the non-active claims out of the case and consolidating claims regarding those patents into a separate set of cases. These new cases address the claims which were held invalid by the PTAB and which are now on appeal to the Federal Circuit Court of Appeals.

On June 25, 2015, the Company attended mediation with Yelp in an effort to settle the case. That mediation was recessed to explore settlement options.

On July 8, 2015 the Company attended the Markman Hearing in order to construe the claims of the patents. On July 14, 2015, the Court entered its Memorandum Opinion and Order regarding claim construction. In that Order, the Court analyzed eleven claim terms. The Court agreed with Blue Calypso’s proffered construction as to seven terms, chose its own construction as to three terms and agreed with defendants proffered construction as to only one term. The Court also expressly rejected defendants’ argument that the term “testimonial tag” was indefinite.

On July 14, 2015, the Company attended court-ordered mediation with Groupon. The result of that mediation was an impasse.

On July 16, 2015, the Company attended court-ordered mediation with IZEA. The parties reached a settlement in principal and are currently negotiating the final terms of the agreement. The potential terms of that settlement are confidential.

On July 20, 2015, the Company attended court-ordered mediation with Foursquare. The result of that mediation was an impasse.

As part of the Company's settlement with Living Social, the Company's attorney is entitled to additional compensation for the value of certain non-monetary arrangements. As of June 30, 2015, the payment of such compensation is not probable or measurable.

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Operating leases

The Company leases corporate office space under month to month operating leases with no minimum future rental payments. The operating leases do not involve contingent liabilities.

On October 1, 2012, the Company entered into a lease agreement for office space for its wholly owned subsidiary in Costa Rica and expiring on September 30, 2015 and will automatically extend for an additional 3 year term unless notification is given three months in advance. Lease payments are $1,345 per month, increasing 3.5% at each anniversary. In connection therewith, the Company paid a security deposit of $1,345.

On December 15, 2014, the Company entered into a lease agreement for additional office space for its wholly owned subsidiary in Costa Rica which expires on December 15, 2017 and will automatically extend for an additional 3 year term unless notification is given three months in advance. Lease payments are $1,235 per month, increasing 3.5% at each anniversary. In connection therewith, the Company paid a security deposit of $1,235.

Future minimum lease payments under these two agreements are as follows:

Year Ending December 31,
2015	$28,255
2016	15,355
2017	15,208
$58,818

Rental expense under the operating leases totaled $51,114 and $36,857 for the years ended December 31, 2014 and 2013, respectively.

Litigation

On July 31, 2012, the Company filed suit against Groupon, Inc. (“Groupon”) in the Eastern District of Texas in Civil Action, alleging infringement on certain Patents. Between July 19, 2013 and October 3, 2013, Groupon filed petitions with the Patent Trial & Appeals Board (“PTAB”) requesting institution of Covered Business Method Review of all asserted claims. On December 19, 2013 and January 17, 2014, the PTAB issued decisions instituting review on all but four of the asserted claims. On January 14, 2014, the Company and all defendants filed a joint motion to stay the district court litigation. The Court granted the motion and stayed the case on January 16, 2014 pending a decision by the PTAB. Oral Hearings on the Covered Business Method Reviews at the PTAB occurred on September 5, 2014. On February 3, 2014, Groupon filed a petition to the U.S. Court of Appeals for the Federal Circuit for mandamus on the district court's denial of its motion to transfer. On April 23, 2014, the Federal Circuit denied Groupon, Inc.’s bid to transfer our suit from Texas to Illinois, finding that the lower court judge correctly denied Groupon, Inc.’s earlier transfer request.

On December 17, 2014, the Patent Trial and Appeal Board issued final decisions in Covered Business Method Review proceedings CBM2013-00035, CBM2013-00033, CBM2013-00046 and CBM2013-00044. In each case, certain claims of each patent were held to be invalid for various reasons. With respect to the ‘516, ‘679, ‘055 and ‘646 patents, many of the claims survived and the patents remain enforceable. All of the claims of the ‘670 patent were held invalid. The Company has appealed each of the final decisions to the United States Federal Circuit Court of Appeals. A decision on those appeals is expected sometime in early 2016.

On July 25, 2013, the Company entered into a Settlement Agreement and a License Agreement with MyLikes, Inc. to resolve the patent litigation that was pending in the U.S. District Court for the Eastern District of Texas, Tyler Division (Blue Calypso, Inc. v. MyLikes Inc. Case Nos. 6:12-CV-838, 6:13-cv-00376, 6:13-cv-00428 and 6:13-cv-00457). Pursuant to the Settlement Agreement and License Agreement, MyLikes has agreed to pay the Company the equivalent of a 3.5% royalty for use of the Company’s patents.

On August 16, 2013, the Company dismissed its patent infringement action against Living Social, Inc. (Civil Action No. 2:12cv518-JRG United States District Court for the Eastern District of Texas) pursuant to the terms of an otherwise confidential settlement and license agreement.

As part of the Company's settlement with Living Social, the Company's attorney is entitled to additional compensation for the value of certain non-monetary arrangements. As of December 31, 2014, the payment of such compensation is not probable or measurable.

In the normal course of business the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable.